Supplement Dated January 10, 2020
To The Prospectus Dated April 29, 2019

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective December 1, 2019, for the JNL/American Funds New World Fund, please delete all references to Steven G. Backes.

Effective January 1, 2020, for the JNL/AQR Large Cap Defensive Style Fund and the JNL/AQR Large Cap Relaxed Constraint Equity Fund, please delete all references to Jacques A. Friedman.

Effective January 1, 2020, for the JNL/AQR Managed Futures Strategy Fund, please delete all references to Brian K. Hurst.

Effective January 1, 2020, for the JNL/Franklin Templeton Global Fund, please delete all references to Norm Boersma and Heather Arnold.

Effective December 11, 2019, for the JNL/PIMCO Real Return Fund please delete all references to Mihir Worah.

Effective December 1, 2019, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/American Funds Global Small Capitalization Fund, please delete the Portfolio Managers table in the entirety and replace with following:

Name:	Joined Fund Management Team In:	Title:
Bradford F. Freer	July 2018	Partner, Capital Research Global InvestorsSM (“CRGI”), CRMC
Claudia P. Huntington	2010	Partner, CRGI, CRMC
Harold H. La	2010	Partner, CRGI, CRMC
Aidan O’Connell	2015	Partner, CRGI, CRMC
Gregory W. Wendt	2010	Partner, CRGI, CRMC
Michael Beckwith	December 2019	Partner, CRGI, CRMC

Effective December 1, 2019, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/American Funds New World Fund, please add the following after the last paragraph:

The Master Fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

Effective December 1, 2019, in the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/American Funds New World Fund, please add the following after “Portfolio turnover risk”:

•
Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.

Effective December 1, 2019, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/American Funds New World Fund, please delete the Portfolio Managers table in the entirety and replace with following:

Name:	Joined Fund Management Team In:	Title:
Carl M. Kawaja	2010	Partner, Capital World Investors (“CWI”), CRMC
Kirstie Spence	December 2019	Partner, Capital Fixed Income Investors (“CFII”), CRMC
Bradford F. Freer	January 2017	Partner, Capital Research Global InvestorsSM (“CRGI”), CRMC
Nicholas J. Grace	2012	Partner, CRGI, CRMC
Tomonori Tani	July 2018	Partner, CWI, CRMC

Effective January 1, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/AQR Large Cap Defensive Style Fund, please delete the Portfolio Managers table in the entirety and replace with following:

Name:	Joined Fund Management Team In:	Title:
Michele L. Aghassi, Ph.D.	June 2019	Principal, AQR
Andrea Frazzini, Ph.D., M.S.	June 2019	Principal, AQR
Lars N. Nielsen, M.Sc.	January 2020	Principal, AQR
Ronen Israel, MA	January 2020	Principal, AQR

Effective January 1, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/AQR Large Cap Relaxed Constraint Equity Fund, please delete the Portfolio Managers table in the entirety and replace with following:

Name:	Joined Fund Management Team In:	Title:
Michele L. Aghassi, Ph.D.	April 2017	Principal, AQR
Andrea Frazzini, Ph.D., M.S.	April 2017	Principal, AQR
Lars N. Nielsen, M.Sc.	January 2020	Principal, AQR
Ronen Israel, MA	January 2020	Principal, AQR

Effective January 1, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/BlackRock Global Allocation Fund, please add following as the last paragraph:

JNAM will voluntarily waive 0.05% of management fees on the Fund’s assets up to $1 billion, and 0.025% of management fees on the Fund’s assets over $1 billion and up to $3 billion. There is no guarantee that JNAM will continue to provide the waiver in the future.

Effective December 31, 2019, in the section entitled, “Summary Overview of Each Fund,” under “Performance,” for the JNL/BlackRock Global Natural Resources Fund, please add the following after the second paragraph:

Effective December 31, 2019, for consistency with the Fund’s principal investment strategies, the Fund will replace the S&P Global Natural Resources Index with the S&P Global Natural Resources Index (Net) as the Fund's primary benchmark.

Effective December 31, 2019, in the section entitled, “Summary Overview of Each Fund,” under “Performance,” for the JNL/First State Global Infrastructure Fund, please add the following after the second paragraph:

Effective December 31, 2019, for consistency with the Fund’s principal investment strategies, the Fund will replace the S&P Global Infrastructure Index with the S&P Global Infrastructure Index (Net) as the Fund's primary benchmark.

Effective December 11, 2019, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/PIMCO Real Return Fund, please delete the Portfolio Managers table in the entirety and replace with following:

Name:	Joined Fund Management Team In:	Title:
Stephen Rodosky	January 2019	Managing Director and Portfolio Manager, PIMCO
Daniel He	December 2019	Senior Vice President and Portfolio Manager, PIMCO

Effective December 1, 2019, in the section entitled, “Additional Information About the Funds,” under “Portfolio Management of the Master Fund,” for the JNL/American Funds Global Small Capitalization Fund, please add the following after the sixth paragraph:

Michael Beckwith is a Partner of Capital Research Global Investors, and has been an investment professional for 18 years in total; 1 year CRMC or its affiliates.

Effective December 1, 2019, in the section entitled, “Additional Information About the Funds,” under “Principal Investment Strategies,” for the JNL/American Funds New World Fund, please add the following after the seventh paragraph:

The Master Fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

Effective December 1, 2019, in the section entitled, “Additional Information About the Funds,” under “Principal Risks of Investing in the Fund,” for the JNL/American Funds New World Fund, please add the following after “Portfolio turnover risk”:

•	Securities lending risk

Effective December 1, 2019, in the section entitled, “Additional Information About the Funds,” under “Portfolio Management of the Master Fund,” for the JNL/American Funds New World Fund, please add the following after the second paragraph:

Kirstie Spence is a Partner of Capital Fixed Income Investors and has been an investment professional for 24 years; 9 years with CRMC or its affiliates.

Effective January 1, 2020, in the section entitled, “Additional Information About the Funds,” under “The Sub-Adviser and Portfolio Management,” for the JNL/AQR Large Cap Defensive Style Fund, please add the following after the fourth paragraph:

Lars N. Nielsen, M.Sc., is a Principal of the Sub-Adviser. Mr. Nielsen joined the Sub-Adviser in 2000, is the Co-Head of Portfolio Management, Research, Risk and Trading and is a member of the AQR’s Executive Committee.  Mr. Nielsen earned a B.Sc. and an M.Sc. in economics from the University of Copenhagen.
Ronen Israel, M.A., is a Principal of the Sub-Adviser. Mr. Israel joined the Sub-Adviser in 1999, is the Co-Head of Portfolio Management, Research, Risk and Trading and is a member of the AQR’s Executive Committee. Mr. Israel earned a B.S. in economics and a B.A.S. in biomedical science from the University of Pennsylvania, and an M.A. in mathematics from Columbia University.

Effective January 1, 2020, in the section entitled, “Additional Information About the Funds,” under “The Sub-Adviser and Portfolio Management,” for the JNL/AQR Large Relaxed Constraint Equity Fund, please add the following after the fourth paragraph:

Lars N. Nielsen, M.Sc., is a Principal of the Sub-Adviser. Mr. Nielsen joined the Sub-Adviser in 2000, is the Co-Head of Portfolio Management, Research, Risk and Trading and is a member of the AQR’s Executive Committee.  Mr. Nielsen earned a B.Sc. and an M.Sc. in economics from the University of Copenhagen.
Ronen Israel, M.A., is a Principal of the Sub-Adviser. Mr. Israel joined the Sub-Adviser in 1999, is the Co-Head of Portfolio Management, Research, Risk and Trading and is a member of the AQR’s Executive Committee. Mr. Israel earned a B.S. in economics and a B.A.S. in biomedical science from the University of Pennsylvania, and an M.A. in mathematics from Columbia University.

Effective December 11, 2019, in the section entitled, “Additional Information About the Funds,” under “The Sub-Adviser and Portfolio Management,” for the JNL/PIMCO Real Return Fund, please add the following after the second paragraph:

Daniel He is a senior vice president and portfolio manager in the Newport Beach office. He is a member of the liquid products group specializing in real return and mortgage-backed securities. Prior to joining PIMCO in 2011, Mr. He structured and traded derivative strategies for a global macro hedge fund. He previously developed trading strategies at a hedge fund that focused on foreign exchange volatility. He has 14 years of investment experience and holds an MBA from the University of Chicago Booth School of Business. He also holds a master’s degree in financial engineering and an undergraduate degree in computer science from the National University of Singapore.

Effective January 1, 2020, in the section entitled “Tax Status,” under subsection “Partnership Funds,” please add the following before the first paragraph:

Effective January 1, 2020, the Board of Trustees approved the following Funds to change their U.S. federal income tax status from a regulated investment company to a partnership:

JNL/DoubleLine® Core Fixed Income Fund	JNL/Oppenheimer Global Growth Fund
JNL/Fidelity Institutional Asset Management® Total Bond Fund	JNL/PIMCO Income Fund
JNL/First State Global Infrastructure Fund	JNL/RAFI® Fundamental Asia Developed Fund
JNL/GQG Emerging Markets Equity Fund	JNL/RAFI® Fundamental U.S. Small Cap Fund
JNL/Invesco Diversified Dividend Fund	JNL/RAFI® Multi-Factor U.S. Equity Fund
JNL/Mellon Bond Index Fund	JNL/S&P Competitive Advantage Fund
JNL/Mellon Utilities Sector Fund	JNL/S&P Dividend Income & Growth Fund
JNL/Mellon S&P 500 Index Fund	JNL/S&P Intrinsic Value Fund
JNL/Neuberger Berman Strategic Income Fund	JNL/S&P Total Yield Fund

This Supplement is dated January 10, 2020.

Supplement Dated January 10, 2020
To The Statement of Additional Information
Dated April 29, 2019

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective December 1, 2019, for the JNL/American Funds New World Fund, please delete all references to Steven G. Backes.

Effective January 1, 2020, for the JNL/AQR Large Cap Defensive Style Fund and the JNL/AQR Large Cap Relaxed Constraint Equity Fund, please delete all references to Jacques A. Friedman.

Effective January 1, 2020, for the JNL/AQR Managed Futures Strategy Fund, please delete all references to Brian K. Hurst.

Effective January 1, 2020 for the JNL/Franklin Templeton Global Fund, please delete all references to Norm Boersma and Heather Arnold.

Effective December 11, 2019, for the JNL/PIMCO Real Return Fund please delete all references to Mihir Worah.

On page 65, in the section entitled, “Non-Fundamental Policies and Risks Applicable to the Master Funds and Feeder Funds,” under “Securities lending activities,” please delete the first three paragraphs in the entirety and replace with the following:

Securities lending activities. The JNL/American Funds Global Small Capitalization Master Fund may lend portfolio securities to brokers, dealers or other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned. While portfolio securities are on loan, the JNL/American Funds Global Small Capitalization Master Fund will continue to receive the equivalent of the interest and the dividends or other distributions paid by the issuer on the securities, as well as a portion of the interest on the investment of the collateral. Additionally, although the JNL/American Funds Global Small Capitalization Master Fund will not have the right to vote on securities while they are on loan, the JNL/American Funds Global Small Capitalization Master Fund has a right to consent on corporate actions and a right to recall each loan to vote on proposals, including proposals involving material events affecting securities loaned . The JNL/American Funds Global Small Capitalization Master Fund has delegated the decision to lend portfolio securities to CRMC. CRMC also has the discretion to consent on corporate actions and to recall securities on loan to vote. In the event CRMC deems a corporate action or proxy vote material, as determined by the adviser based on factors relevant to the JNL/American Funds Global Small Capitalization Master Fund, it will use reasonable efforts to recall the securities and consent to or vote on the matter.

Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the JNL/American Funds Global Small Capitalization Master Fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected. The JNL/American Funds Global Small Capitalization Master Fund will make loans only to parties deemed by CRMC to be in good standing and when, in CRMC’s judgment, the income earned would justify the risks.

Citibank, N.A. (“Citibank”) serves as securities lending agent for the JNL/American Funds Global Small Capitalization Master Fund. As the securities lending agent, Citibank administers the JNL/American Funds Global Small Capitalization Master Fund’s securities lending program pursuant to the terms of a securities lending agent agreement entered into between the JNL/American Funds Global Small Capitalization Master Fund and Citibank. Under the terms of the agreement, Citibank is responsible for making available to approved borrowers securities from the JNL/American Funds Global Small Capitalization Master Fund portfolio. Citibank is also responsible for the administration and management of the JNL/American Funds Global Small Capitalization Master Fund securities lending program, including the preparation and execution of an agreement with each borrower governing the terms and conditions of any securities loan, ensuring that securities loans are properly coordinated and documented, ensuring that loaned securities are valued daily and that the corresponding required collateral is delivered by the borrowers, arranging for the investment of collateral received from borrowers, and arranging for the return of loaned securities to the JNL/American Funds Global Small Capitalization Master Fund in accordance with the fund's instructions or at loan termination. As compensation for its services, Citibank receives a portion of the amount earned by the JNL/American Funds Global Small Capitalization Master Fund for lending securities

Effective January 1, 2020, on pages 118-119, in the section entitled, “Trustees and Officers of the Trust,” please delete the table rows for William J. Crowley, Jr. and Edward C. Wood in the entirety and replace with the following:

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex Overseen by Trustee
William J. Crowley, Jr. (74) 1 Corporate Way Lansing, MI 48951	Chair of the Board (1/2014 to 12/2019) Trustee [2] (1/2007 to present)	141
Principal Occupation(s) During Past 5 Years: Board Member of a corporate board (see below)
Other Directorships Held by Trustee During Past 5 Years:
Director (7/2009 to 7/2016), Massey Litigation Advisory Committee Chair (9/2013 to 7/2016), Safety, Health, Environmental and Sustainability Committee Member (5/2012 to 7/2016), and Capital Markets Committee Member (5/2010 to 7/2016), Alpha Natural Resources

Edward C. Wood (63) 1 Corporate Way Lansing, MI 48951	Chair of the Board [3] (1/2020 to present) Trustee [2] (12/2013 to present)	141
Principal Occupation(s) During Past 5 Years: Chief Operating Officer, McDonnell Investment Management, LLC (8/2010 to 4/2015)
Other Directorships Held by Trustee During Past 5 Years: None

Effective January 1, 2020, on pages 122-123, in the section entitled, “Trustees and Officers of the Trust,” under “Committees of the Board of Trustees,” please delete section in the entirety and replace with the following:

Committees of the Board of Trustees

The Audit Committee assists the Board of Trustees in fulfilling its oversight responsibilities by providing oversight with respect to the preparation and review of the financial reports and other financial information provided by the Trust to the public or government agencies.  The Audit Committee is responsible for the selection, subject to ratification by the Board, of the Trust’s independent registered public accounting firm, and for the approval of the auditor’s fee.  The Audit Committee also reviews the Trust’s internal controls regarding finance, accounting, legal compliance and the Trust’s auditing, accounting and financial processes generally.  The Audit Committee also serves as the Trust’s “Qualified Legal Compliance Committee”, for the confidential receipt, retention, and consideration of reports of evidence of material violations under rules of the SEC.  Messrs. Anyah, Crowley, Gillespie, Rybak, and Wehrle are members of the Audit Committee.  Mr. Wehrle serves as Chair of the Audit Committee.  Mr. Wood is an ex officio member of the Audit Committee. The Audit Committee had seven meetings in the last fiscal year.

The Governance Committee is responsible for, among other things, the identification, evaluation and nomination of potential candidates to serve on the Board of Trustees.  The Governance Committee will accept Trustee nominations from shareholders. Any such nominations should be sent to the Trust’s Governance Committee, c/o Chair of the Governance Committee, Ms. Patricia A. Woodworth, P.O. Box 30902, Lansing, Michigan 48909-8402. Mses. Woodworth, Carnahan, and Engler and Mr. Bouchard are members of the Governance Committee.  Ms. Woodworth serves as Chair of the Governance Committee.  Mr. Wood is an ex officio member of the Governance Committee.  The Governance Committee had three meetings in the last fiscal year.

The three Investment Committees review the performance of the Funds.  Each Investment Committee meets at least four times per year and reports the results of its review to the full Board at each regularly scheduled Board meeting.  Each Independent Trustee sits on one of the three Committees.  Mses. Carnahan and Woodworth and Messrs. Crowley and Wehrle are members of Investment Committee A.  Ms. Carnahan serves as Chair of Investment Committee A.  Messrs. Anyah, Nerud, and Wood and Ms. Engler are members of Investment Committee B.  Mr. Anyah serves as Chair of Investment Committee B.  Messrs. Bouchard, Gillespie, and Rybak are members of Investment Committee C.  Mr. Gillespie serves as Chair of Investment Committee C. In the last fiscal year, Investment Committees A and B had three meetings and Investment Committee C had two meetings.

Effective January 1, 2020, on pages 124-125, in the section entitled, “Trustees and Officers of the Trust,” under “Trustee Compensation,” please delete the first two paragraphs in the entirety and replace with the following:

Trustee Compensation

The Trustee who is an “interested person” receives no compensation from the Trust.  Effective January 1, 2020, each Independent Trustee is paid by the Fund Complex an annual retainer of $230,000, as well as a fee of $16,000 for each in-person meeting of the Board attended.  The fees are allocated to the funds within the Fund Complex on a pro-rata basis based on net assets. For each telephonic meeting of the Board attended, each Independent Trustee is paid a fee of $6,000. The Chairman of the Board of Trustees receives an additional annual retainer of $102,000.  The Chair of the Audit Committee receives an additional annual retainer of $27,000 for his services in that capacity.  The members of the Audit Committee, including the Chair, receive $4,000 for each in-person or telephonic Audit Committee meeting attended.  The Chair of the Governance Committee receives an additional annual retainer of $22,000 for his services in that capacity.  The members of the Governance Committee, including the Chair, receive $4,000 for each in-person or telephonic Governance Committee meeting attended. The Chair of each Investment Committee receives an additional annual retainer of $17,000 for his or her services in that capacity.  The Investment Committees typically have telephonic meetings three times per year, in addition to their in-person meetings, which take place concurrently with Board meetings. The members of each Investment Committee receive $4,000 per telephonic Investment Committee meeting. If an Independent Trustee participates in an in-person Board meeting by telephone, the Independent Trustee will receive half of the meeting fee.

The Independent Trustees receive $2,500 per day plus travel expenses when traveling, on behalf of a Fund, out of town on Fund business (which, generally, does not include attending educational sessions or seminars).  However, if a Board or Committee meeting is held out of town, the Independent Trustees do not receive the “per diem” fee plus the Board or Committee fee for such out of town meeting, but rather receive the greater of $2,500 or the meeting fee.

Effective January 1, 2020, on page 159, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for AQR Capital Management, LLC, under “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” please delete the table for JNL/AQR Large Cap Defensive Style Fund and JNL/AQR Large Cap Relaxed Constraint Equity Fund in the entirety and replace with the following, which reflects information as of November 30, 2019:

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Michele L. Aghassi, Ph.D.	Other Registered Investment Companies	15	$11.46 billion	2	$183.91 million
	Other Pooled Vehicles	14	$7.04 billion	11	$4.82 billion
	Other Accounts	13	$4.61 billion	4	$1.75 billion

Andrea Frazzini, Ph.D., M.S.	Other Registered Investment Companies	32	$19.45 billion	2	$183.21 million
	Other Pooled Vehicles	23	$10.56 billion	20	$8.34 billion
	Other Accounts	30	$15.17 billion	6	$1.80 billion

Lars N. Nielsen, M.Sc.	Other Registered Investment Companies	28	$13.11 billion	0	$0
	Other Pooled Vehicles	57	$22.12 billion	52	$19.68 billion
	Other Accounts	49	$24.84 billion	16	$7.55 billion

Ronen Israel, M.A.	Other Registered Investment Companies	27	$12.96 billion	0	$0
	Other Pooled Vehicles	57	$22.12 billion	52	$19.68 billion
	Other Accounts	49	$24.84 billion	16	$7.55 billion

Effective January 1, 2020, on page 161, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for AQR Capital Management, LLC, under “Security Ownership Portfolio Managers for the JNL/AQR Large Cap Defensive Style Fund and JNL/AQR Large Cap Relaxed Constraint Equity Fund as of November 30, 2019,” please delete the table in the entirety and replace with the following:

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Michele L. Aghassi, Ph.D.	X
Andrea Frazzini, Ph.D., M.S.	X
Lars N. Nielsen, M.Sc.	X
Ronen Israel, M.A.	X

Effective December 11, 2019, on pages 250-251, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Pacific Investment Management Company LLC, under “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” please delete the table for JNL/PIMCO Real Return Fund in the entirety and replace with the following, which reflects information as of December 31, 2019, unless otherwise indicated:

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Stephen Rodosky	Other Registered Investment Companies	26	$33.02 million	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	3	$442.96 million	0	$0

Daniel He*	Other Registered Investment Companies	0	$0	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	2	$593.51 million	0	$0
*As of November 30, 2019.

Effective December 11, 2019, on page 252, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Templeton Global Advisors Limited, under “Security Ownership Portfolio Managers for the JNL/PIMCO Real Return Fund as of December 31, 2019,” please delete the table in the entirety and replace with the following, which reflects information as of December 31, 2019, unless otherwise indicated:

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Stephen Rodosky	X
Daniel He*	X
*As of November 30, 2019.

Effective December 1, 2019, on page 294, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” under “Other Accounts Managed by AFIS Master Fund Portfolio Managers,” please delete the table for AFIS Master Global Small Capitalization Fund in the entirety and replace with the following, which contains information as of December 31, 2019, unless otherwise indicated:

AFIS Master Global Small Capitalization Fund

Portfolio Manager	Registered Investment Company Accounts[1]	AUM ($ bil)[1]	Pooled Accounts[1]	AUM ($ bil) [1]	Other Accounts[1,2]	AUM ($ bil)[1,2]
Michael Beckwith[8]	1	$44.0	0	$0	0	$0
Bradford F. Freer	4	74.6	1	0.66	0	0
Claudia P. Huntington	4	143.6	1	0.07	0	0
Harold H. La	2	55.2	0	0	0	0
Aidan O’Connell	2	95.3	1	0.07	0	0
Gregory W. Wendt	1	36.8	0	0	0	0
8 As of September 30, 2019

Effective December 1, 2019, on page 295, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” under “Other Accounts Managed by AFIS Master Fund Portfolio Managers,” please delete the table for AFIS Master New World Fund in the entirety and replace with the following, which contains information as of December 31, 2019, unless otherwise indicated:

AFIS Master New World Fund

Portfolio Manager	Registered Investment Company Accounts[1]	AUM ($ bil)[1]	Pooled Accounts[1]	AUM ($ bil) [1]	Other Accounts[1,2]	AUM ($ bil)[1,2]
Carl M. Kawaja	3	$337.7	2	$5.26	0	$0
Bradford F. Freer	4	75.3	1	0.66	0	0
Nicholas J. Grace	3	173.2	1	0.66	0	0
Kirstie Spence[9]	3	40.7	4	2.21	7[10]	2.99
Tomonori Tani	1	0.40	2	1.08	0	0
9 As of August 31, 2019.
10 The advisory fee of one of these accounts (representing $0.15 in total assets) is based partially on their investment results.

On page 274, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” under “Sub-Advisory Fees,” for the JNL Multi-Manager Alternative Fund, please delete the table row and corresponding endnotes in the entirety and replace with the following:

Fund	Co-Sub-Advisers	Aggregate Fees Paid to Sub-Advisers
		Dollar Amount	As a percentage of Average Daily Net Assets as of December 31, 2018
JNL Multi-Manager Alternative Fund	BlueBay Boston Partners DoubleLine#, 7 FPA Invesco[6] Lazard Loomis Sayles+ Westchester Western Asset	$8,952,115	0.82%
+ Loomis Sayles and KAR commenced as a sub-adviser to each respective Fund on April 30, 2018.
#  Each of DoubleLine, Causeway and WCM commenced as a sub-adviser to each respective Fund on August 13, 2018.
6 For the purpose of calculating the sub-advisory fee for the JNL Multi-Manager Alternative Fund (the portion of Average Daily Net Assets managed by Invesco Advisers, Inc.), JNL/Invesco International Growth Fund, JNL/Invesco Global Real Estate Fund, JNL/Invesco Large Cap Growth Fund, and JNL/Invesco Small Cap Growth Fund, and effective June 1, 2019, also the JNL/Oppenheimer Emerging Markets Innovator Fund, and the JNL/Oppenheimer Global Growth Fund, the Sub-Adviser applies the following fee discount based on the average daily aggregate net assets of the Funds: 2.5% fee reduction on assets between $0 and $2.5 billion, 3.0% fee reduction for assets between $2.5 billion and $5 billion, 5% fee reduction for assets between $5 billion and $7.5 billion, 7.5% fee reduction for assets between $7.5 billion and $10 billion, a 10% fee reduction for assets over $10 billion.
7 A fee discount shall apply when DoubleLine is providing sub-advisory services to JNAM for at least two separate and distinct funds. The Sub-Adviser provides sub-advisory services for the JNL Multi-Manager Alternative Fund (for the discrete portion of Average Daily Net Assets managed by DoubleLine), JNL/DoubleLine® Core Fixed Income Fund, JNL/DoubleLine® Emerging Markets Fixed Income Fund, JNL/DoubleLine® Shiller Enhanced CAPE® Fund, and the JNL/DoubleLine® Total Return Fund.

On pages 277, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” under “Sub-Advisory Fees,” for the JNL/BlackRock Global Allocation Fund and JNL/Boston Partners Global Long Short Equity Fund please delete the table rows and corresponding endnotes in the entirety and replace with the following:

FUND	ASSETS	FEES
JNL/BlackRock Global Allocation Fund	$0 to $500 million $500 million to $1.5 billion $1.5 billion to $2.5 billion Over $2.5 billion	.40% .35% .30% .28%
JNL/Boston Partners Global Long Short Equity Fund	$0 to $250 million $250 million to $400 million Over $400 million	.875% .85% .75%

Effective January 1, 2020, on page 337, in the section entitled “Tax Status,” under subsection “Partnership Funds,” please add the following before the first paragraph:

Effective January 1, 2020, the Board of Trustees approved the following Funds to change their U.S. federal income tax status from a regulated investment company to a partnership:

JNL/DoubleLine® Core Fixed Income Fund	JNL/Oppenheimer Global Growth Fund
JNL/Fidelity Institutional Asset Management® Total Bond Fund	JNL/PIMCO Income Fund
JNL/First State Global Infrastructure Fund	JNL/RAFI® Fundamental Asia Developed Fund
JNL/GQG Emerging Markets Equity Fund	JNL/RAFI® Fundamental U.S. Small Cap Fund
JNL/Invesco Diversified Dividend Fund	JNL/RAFI® Multi-Factor U.S. Equity Fund
JNL/Mellon Bond Index Fund	JNL/S&P Competitive Advantage Fund
JNL/Mellon Utilities Sector Fund	JNL/S&P Dividend Income & Growth Fund
JNL/Mellon S&P 500 Index Fund	JNL/S&P Intrinsic Value Fund
JNL/Neuberger Berman Strategic Income Fund	JNL/S&P Total Yield Fund

This Supplement is dated January 10, 2020.